Share Capital (Details) - Schedule of Number of Shares and Stated Value of Outstanding Shares - Class A and Class B LP Units [Member]	Dec. 31, 2023 shares
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,321,792
Class A LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	12,500
Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,309,292